Annual Fund Operating Expenses - U.S. Defense ETF [Member]	Apr. 06, 2026	[1]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.45%

[1]	The Fund’s adviser, Tidal Investments LLC (the “Adviser”) has agreed to pay all expenses incurred by the Fund, except for its advisory fee, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), and litigation expenses, and other non-routine or extraordinary expenses.
[2]	The Fund has adopted a Rule 12b-1 Plan; however, the plan is currently inactive, and no fees are being charged pursuant to it.
[3]	Based on estimated for the current fiscal year.